Leases (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 12, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Oct. 02, 2022
Right-of-use Asset	$ 56,909	$ 282,910		$ 282,910		$ 339,653	$ 406,726
Operating Lease Liability	62,124	295,717		295,717		349,894	410,237
Selling, general and administrative expenses	$ 5,215
Operating lease cost		$ 35,000	$ 32,000	99,000	$ 95,000	127,000	78,000
Cash paid for amounts included in measurement of operating lease liabilities				90,917	$ 87,843	117,915	$ 83,910
Office Leases [Member]
Annual rent				$ 2,200		$ 2,200
Lease term	38 months							1 year
Monthly rent	$ 10,024